Document And Entity Information	Dec. 28, 2021
Document Information [Line Items]
Entity, Registrant Name	Orbital Energy Group, Inc.
Document, Type	8-K/A
Document, Period End Date	Dec. 28, 2021
Entity, File Number	0-29923
Entity, Incorporation, State or Country Code	CO
Entity, Tax Identification Number	84-1463284
Entity, Address, Address Line One	1924 Aldine Western
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77038
City Area Code	832
Local Phone Number	467-1420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common stock
Trading Symbol	OEG
Security Exchange Name	NASDAQ
Amendment Description	Sale of U.K. - Impairment
Amendment Flag	true
Entity, Central Index Key	0001108967